Material Loss or Profit (Tables)	12 Months Ended
Dec. 31, 2019
Profit Loss [Abstract]
Summary of Material Loss or Profit

	Note	2017	2018	2019
Leases (2017 and 2018: operating leases)		$18,162	$19,244	$9,449
Research and development costs expensed		5,102	12,455	66,024
Loss/(Gain) on disposal of non-current assets		42	1,028	(144)
Amortization—Intangible assets	15	7,332	16,199	85,055
Right of use assets depreciation	17	-	-	19,564
Transaction related legal and advisory expenses		680	-	15,374
Change in fair value of put and call option liabilities		3,300	-	(43,247)
Change in fair value of acquisition related consideration		-	-	21,526